Liquidity and Going Concern considerations	12 Months Ended
Dec. 31, 2016
Liquidity and Going Concern considerations [Abstract]
Liquidity and Going Concern considerations
3. Liquidity and Going Concern considerations
As of December 31, 2016, the Company was in compliance with covenants contained in the $1.9 billion Secured Term Loan B Facility and $1.3 billion Senior Secured Term Loan B Facility  (the “Secured Term Loan B Facilities”), with an aggregate outstanding balance of $3.1 billion. In addition, at December 31, 2016, the Company had cash and cash equivalents of $718,684, current and non-current restricted cash of $54,282 and a working capital surplus of $267,930 (working capital is defined as current assets minus current liabilities, including the current portion of long-term debt). The Company's liquidity fluctuates depending on a number of factors, including, among others, revenue efficiency, collection of accounts receivable, debt and interest repayments, as well as payments for operating and general administrative expenses.
During October 2017 and as discussed in Note 9, the 6.50% Senior Secured Notes (the "Drill Rigs Senior Notes") are due and payable, with an outstanding balance, net of the notes repurchased in the open market amounting to $459,723, as of December 31, 2016.
In addition, the Company expects that during the fourth quarter of 2017, it will be in breach of the maximum leverage ratio covenant requirement for the Secured Term Loan B Facilities and will require additional cash liquidity in order to cure the covenant and remain in compliance, otherwise the Secured Term Loan B Facilities will be callable and payable in full.
The prolonged market downturn in the offshore drilling industry and the continued depressed outlook, have led to materially lower levels of investing in for offshore exploration and development by the current and potential customers on a global basis, while at the same time supply of available high specification drilling units has increased, which in turn has affected the Company with the early termination of five drilling contracts during the year ended December 31, 2016 and also led to the stacking of six drilling units of the Company's fleet as of the date of this report.
Considering all the above, the Company does not believe that cash on hand, following the repayment of $459,723 in relation to Drill Rigs Senior Notes and cash generated from operations, will be sufficient to meet the maximum leverage ratio covenant requirement for the Secured Term Loan B Facilities. In addition, the current market conditions will not allow the Company to improve its liquidity position through the sale of any of its drilling units, access to equity offerings, debt refinancing or a combination thereof, over the next year following the date of the issuance of these financial statements.
The Company, together with its financial and legal advisors and key stakeholders, is currently considering and evaluating various alternatives, including a restructuring plan to address liquidity and a comprehensive balance sheet deleveraging to be sustainable in the longer term.
If such strategic alternatives do not result in completion of the restructuring with a consensual solution among all stakeholders, the Company may be forced to seek reorganization under a scheme of arrangement in the Cayman Islands, the U.S. Bankruptcy Code or pursue other restructuring options. As there can be no assurance that a successful restructuring plan will be concluded, there exists substantial doubt about the Company's ability to continue as a going concern over the twelve months following the date of the issuance of these consolidated financial statements.
The consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.